Contingent Payment Obligations (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Non-cancellable purchase commitments	$ 49,166
Milestone payments	$ 59,232